CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,000)	$ (561,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(30,397)
Changes in operating assets and liabilities:
Prepaid expenses		(121,157)
Accounts payable and accrued expenses	1,000	130,805
Net cash used in operating activities		(582,198)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(80,090,412)
Net cash used in investing activities		(80,090,412)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid		78,488,602
Proceeds from sale of Private Placement Warrants		2,831,809
Proceeds from promissory note - related party		175,000
Repayment of promissory note - related party		(175,000)
Payment of offering costs		(256,690)
Net cash provided by financing activities	25,000	81,063,721
Net Change in Cash	25,000	391,111
Cash - Beginning of period		25,000
Cash - End of period	25,000	416,111
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred offering costs included in accrued offering costs	$ 28,000
Initial classification of common stock subject to possible redemption		76,087,640
Change in value of Class A common stock subject to possible redemption		$ (561,370)